Short-Term Loans (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Apr. 22, 2023	Sep. 22, 2022	Jul. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Jun. 02, 2022	May 09, 2022	Mar. 03, 2022	Feb. 22, 2022
Short-Term Loans [Abstract]
Aggregate amount		$ 153					$ 152
Amazon loan balance.		$ 14
Bears annual interest percentage		9.99%	10.00%				9.99%
Outstanding loan amount				$ 101	$ 86
Additional interest rate percentage			1.00%
Aggregate amount	$ 1,000		$ 250
Principal loan amount			750
Fair value amount			$ 62
Derivate liability				137
Finance expenses				$ 14
Interest rate									3.25%
Short term line of credits								$ 400
Under line credit						$ 200